Employee Benefits - Amounts Recognized in the Income Statement and the Statement of Comprehensive Income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			$ 1,130	$ 766	$ 729
Remeasurements of the Net Defined Benefit Liability	$ 34		661	296	(474)
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			894	724	655
Past Service Cost			236	42	73
Gain or Loss on Settlement or Curtailment			(276)	(82)	0
Net Interest on the Net Defined Benefit Liability			508	485	450
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			534	390	372
Past Service Cost			189	39	73
Gain or Loss on Settlement or Curtailment			(220)	(55)	0
Net Interest on the Net Defined Benefit Liability			313	319	305
Net benefit cost recognized in the consolidated statements of income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			328	290	239
Past Service Cost			21	1	0
Gain or Loss on Settlement or Curtailment			(27)	(3)	0
Net Interest on the Net Defined Benefit Liability			150	114	91
Net benefit cost recognized in the consolidated statements of income | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			32	44	44
Past Service Cost			26	2	0
Gain or Loss on Settlement or Curtailment			(29)	(24)	0
Net Interest on the Net Defined Benefit Liability			45	52	54
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			1,689	2,812	2,849
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			1,686	1,757	2,024
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			38	853	483
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			$ (35)	$ 202	$ 342

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3